Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
U.S. SEC Pay Versus Performance Disclosure

This section sets forth the pay versus performance disclosure for the years 2022, 2021 and 2020 in accordance with SEC regulations. This section also includes certain non-GAAP financial measures. These non-GAAP financial measures are core operating income, core operating return on equity, core operating return on tangible equity, P&C combined ratio and tangible book value per share. More information on the rationale for the use of these measures and reconciliations to U.S. GAAP can be found in the “Non-GAAP Financial Measures” section in this proxy statement.
The following sets forth the tabular pay versus performance disclosure required by SEC regulations, and includes measures that, in the Company’s assessment, are the most important financial performance measures used by the Company to link NEO “compensation actually paid” (as defined by SEC regulations) for the most recently completed fiscal year to Company performance.
Pay Versus Performance Table
Year	Summary Compensation Table total for PEO(a)	Compensation actually paid to PEO(a)(b)	Average Summary Compensation Table total for non-PEO named executive officers(a)	Average compensation actually paid to non-PEO named executive officers(a)(c)	Value of fixed $100 investment based on(d)		Net income (in millions)	Core operating income (in millions)
					Total shareholder return	Peer group total shareholder return
2022	$25,152,070	$44,160,566	$8,148,565	$12,454,746	$150.44	$133.77	$5,313	$6,457
2021	$23,181,184	$42,028,742	$7,014,834	$10,960,083	$129.69	$115.42	$8,539	$5,569
2020	$20,328,167	$14,619,607	$6,700,291	$5,454,658	$101.42	$93.94	$3,533	$3,313
Additional Company Measures
Year	Core operating return on equity	Core operating return on tangible equity	P&C combined ratio	Tangible book value per share growth
2022	11.2%	17.2%	87.6%	-23.5%
2021	9.9%	15.3%	89.1%	7.6%
2020	6.2%	9.8%	96.1%	12.2%

(a)
The principal executive officer (PEO) for each year reflected in the table is Evan G. Greenberg, the Company’s Chairman and CEO. The non-PEO NEOs are John W. Keogh, Paul J. Krump, John J. Lupica, Peter C. Enns (for years 2021 and 2022 only) and Philip V. Bancroft (for years 2020 and 2021 only).

(b)
For Mr. Greenberg, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total
2022	$25,152,070	$(14,647,433)	$18,365,019	$6,082,084	$1,955,057	$7,253,769	$44,160,566
2021	$23,181,184	$(13,121,951)	$16,059,140	$7,561,095	$1,856,572	$6,492,703	$42,028,742
2020	$20,328,167	$(12,042,356)	$13,053,849	$(53,169)	$(11,308,342)	$4,641,458	$14,619,607

1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2020, 2019 and 2018, respectively.

(c)
For the other NEOs, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “average compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total2
2022	$8,148,565	$(4,134,431)	$5,183,762	$1,497,256	$459,212	$1,300,382	$12,454,746
2021	$7,014,834	$(3,592,519)	$4,424,191	$1,665,948	$357,278	$1,090,350	$10,960,083
2020	$6,700,291	$(3,121,085)	$3,383,235	$(14,102)	$(2,435,364)	$941,683	$5,454,658
1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2020, 2019 and 2018, respectively.

2
No adjustment to the change in fair value of Mr. Krump’s pension benefit is required because benefit accruals in the Chubb Corp. Pension Plan and Chubb Corp. Pension Excess Benefit Plan were frozen effective as of December 31, 2019.

(d)
For purposes of calculating cumulative total shareholder return (TSR) of the Company and peer group, (i) 2022 TSR is based on 2020-2022 results, (ii) 2021 TSR is based on 2020-2021 results and (iii) 2020 TSR is based on 2020 results. The peer group used in this table is the Company’s Financial Performance Peer Group described elsewhere in this proxy statement and represents the group of companies that best defines the market in which we compete for business, for which we view as comparable to us from a business perspective and our closest direct business competitors. These companies are The Allstate Corporation, American International Group, Inc., CNA Financial Corporation, The Hartford Financial Services Group, Inc., The Travelers Companies, Inc. and Zurich Insurance Group. The TSR of each company in the peer group has been weighted according to its respective stock market capitalization at the beginning of each period for which a TSR is provided. Calculations for both the Company and peer group include reinvested dividends.

Company Selected Measure Name	Core operating income
Named Executive Officers, Footnote [Text Block]
(a)
The principal executive officer (PEO) for each year reflected in the table is Evan G. Greenberg, the Company’s Chairman and CEO. The non-PEO NEOs are John W. Keogh, Paul J. Krump, John J. Lupica, Peter C. Enns (for years 2021 and 2022 only) and Philip V. Bancroft (for years 2020 and 2021 only).

Changed Peer Group, Footnote [Text Block]
(d)
For purposes of calculating cumulative total shareholder return (TSR) of the Company and peer group, (i) 2022 TSR is based on 2020-2022 results, (ii) 2021 TSR is based on 2020-2021 results and (iii) 2020 TSR is based on 2020 results. The peer group used in this table is the Company’s Financial Performance Peer Group described elsewhere in this proxy statement and represents the group of companies that best defines the market in which we compete for business, for which we view as comparable to us from a business perspective and our closest direct business competitors. These companies are The Allstate Corporation, American International Group, Inc., CNA Financial Corporation, The Hartford Financial Services Group, Inc., The Travelers Companies, Inc. and Zurich Insurance Group. The TSR of each company in the peer group has been weighted according to its respective stock market capitalization at the beginning of each period for which a TSR is provided. Calculations for both the Company and peer group include reinvested dividends.

PEO Total Compensation Amount	$ 25,152,070	$ 23,181,184	$ 20,328,167
PEO Actually Paid Compensation Amount	$ 44,160,566	42,028,742	14,619,607
Adjustment To PEO Compensation, Footnote [Text Block]
(b)
For Mr. Greenberg, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total
2022	$25,152,070	$(14,647,433)	$18,365,019	$6,082,084	$1,955,057	$7,253,769	$44,160,566
2021	$23,181,184	$(13,121,951)	$16,059,140	$7,561,095	$1,856,572	$6,492,703	$42,028,742
2020	$20,328,167	$(12,042,356)	$13,053,849	$(53,169)	$(11,308,342)	$4,641,458	$14,619,607

1
	Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP.
Non-PEO NEO Average Total Compensation Amount	$ 8,148,565	7,014,834	6,700,291
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,454,746	10,960,083	5,454,658
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(c)
For the other NEOs, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “average compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total2
2022	$8,148,565	$(4,134,431)	$5,183,762	$1,497,256	$459,212	$1,300,382	$12,454,746
2021	$7,014,834	$(3,592,519)	$4,424,191	$1,665,948	$357,278	$1,090,350	$10,960,083
2020	$6,700,291	$(3,121,085)	$3,383,235	$(14,102)	$(2,435,364)	$941,683	$5,454,658
1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2020, 2019 and 2018, respectively.

2
No adjustment to the change in fair value of Mr. Krump’s pension benefit is required because benefit accruals in the Chubb Corp. Pension Plan and Chubb Corp. Pension Excess Benefit Plan were frozen effective as of December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]	Net Income and Core Operating Income to “Compensation Actually Paid”
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Financial Performance Measures
Core operating income
Core operating return on equity
Core operating return on tangible equity
P&C combined ratio
Tangible book value per share growth

Total Shareholder Return Amount	$ 150.44	129.69	101.42
Peer Group Total Shareholder Return Amount	133.77	115.42	93.94
Net Income (Loss)	$ 5,313,000,000	$ 8,539,000,000	$ 3,533,000,000
Company Selected Measure Amount	6,457,000,000	5,569,000,000	3,313,000,000
PEO Name	Evan G. Greenberg
Percentage Of Core Operating Return On Equity	11.20%	9.90%	6.20%
Percentage Of Core Operating Return On Tangible Equity	17.20%	15.30%	9.80%
Percentage Of P&C Combined Ratio	87.60%	89.10%	96.10%
Percentage Of Tangible Book Value Per Share Growth	(23.50%)	7.60%	12.20%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core operating return on equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core operating return on tangible equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	P&C combined ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Tangible book value per share growth
Stock And Option Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,647,433)	$ (13,121,951)	$ (12,042,356)
Year-End Fair Value Of Stock And Option Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,365,019	16,059,140	13,053,849
Change In Fair Value Of Stock And Option Awards Granted In Any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,082,084	7,561,095	(53,169)
Change In Fair Value As Of The Vesting Date Of Stock And Option Awards Granted In Any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,955,057	1,856,572	(11,308,342)
Year-End Fair Value Of Premium Award Shares At The End Of Three-Year Performance Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,253,769	6,492,703	4,641,458
Non-PEO NEO [Member] | Stock And Option Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,134,431)	(3,592,519)	(3,121,085)
Non-PEO NEO [Member] | Year-End Fair Value Of Stock And Option Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,183,762	4,424,191	3,383,235
Non-PEO NEO [Member] | Change In Fair Value Of Stock And Option Awards Granted In Any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,497,256	1,665,948	(14,102)
Non-PEO NEO [Member] | Change In Fair Value As Of The Vesting Date Of Stock And Option Awards Granted In Any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	459,212	357,278	(2,435,364)
Non-PEO NEO [Member] | Year-End Fair Value Of Premium Award Shares At The End Of Three-Year Performance Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,300,382	$ 1,090,350	$ 941,683